Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2020
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Supplemental Cash Flow Information
Note 17: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019

Non-cash employee benefit charges	44	39	84	81

Net losses (gains) on foreign exchange and derivative financial instruments	13	18	(33)	28

Share of post-tax losses in equity method investments	153	138	207	251

Revaluation of Refinitiv warrants (see note 12)	(54)	(256)	(1)	(275)

Fair value adjustments	3	2	(20)	3

Other	(21)	(8)	(37)	(11)

	138	(67)	200	77
Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019

Trade and other receivables	30	(47)	65	96

Prepaid expenses and other current assets	18	23	(8)	49

Other financial assets	2	(2)	41	33

Payables, accruals and provisions	(40)	(171)	(275)	(396)

Deferred revenue	(21)	98	(54)	28

Other financial liabilities	(2)	-	(41)	(33)

Income taxes	23	12	62	14

Other	(17)	(33)	(40)	(49)

	(7)	(120)	(250)	(258)
Details of income taxes (paid) received are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019

Operating activities - continuing operations	(25)	(49)	(36)	(114)

Operating activities - discontinued operations	7	(12)	2	(54)

Investing activities – continuing operations	-	(1)	-	(1)

Total income taxes paid	(18)	(62)	(34)	(169)